Non-cash transactions (Tables)	12 Months Ended
Dec. 31, 2023
Non-cash Transactions
Schedule of non-cash transactions

	2023	2022	2021

Issuance of shares for acquisition of iClinic	-	-	71,500
Issuance of shares for acquisition of Cliquefarma	-	-	3,000
Issuance of shares for acquisition of RX PRO	-	-	5,112
Remeasurement of earn-out of Além da Medicina, CardioPapers and Glic	2,556	-	-
Provision for legal proceedings with corresponding indemnification asset	20,000	48,333	4,232
Additions and remeasurements of right-of-use assets and lease liabilities	77,715	100,873	158,651